Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 1,707,699	$ 1,324,491	$ 4,936,259
Less: accumulated depreciation	(1,537,796)	(1,192,714)	(2,076,349)
Property plant and equipment, net	169,903	131,777	2,859,910
Freehold Property [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross			3,279,270
Computer [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	248,728	192,913	237,968
Furniture and fittings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	242,679	188,221	204,079
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	46,240	35,864	44,890
Motor vehicles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	636,755	493,867	636,755
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property plant and equipment, gross	$ 533,297	$ 413,626	$ 533,297